Securities	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Securities
Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2013, 2012 and 2011.

Securities at Dec. 31, 2013	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$13,363	$94	$605	$12,852
U.S. Government agencies	937	16	5	948
State and political subdivisions	6,706	60	92	6,674
Agency RMBS	25,564	307	550	25,321
Non-agency RMBS	1,148	44	50	1,142
Other RMBS	2,299	43	57	2,285
Commercial MBS	2,324	60	27	2,357
Agency commercial MBS	1,822	1	34	1,789
Asset-backed CLOs	1,551	11	—	1,562
Other asset-backed securities	2,894	6	9	2,891
Foreign covered bonds	2,798	73	—	2,871
Corporate bonds	1,808	32	25	1,815
Other debt securities	13,077	91	18	13,150	(a)
Equity securities	18	1	—	19
Money market funds	938	—	—	938
Non-agency RMBS (b)	2,131	567	3	2,695
Total securities available-for-sale	79,378	1,406	1,475	79,309
Held-to-maturity:
U.S. Treasury	3,324	28	84	3,268
U.S. Government agencies	419	—	13	406
State and political subdivisions	44	—	—	44
Agency RMBS	14,568	20	236	14,352
Non-agency RMBS	186	10	3	193
Other RMBS	466	3	20	449
Commercial MBS	16	1	—	17
Other securities	720	—	6	714
Total securities held-to-maturity	19,743	62	362	19,443
Total securities	$99,121	$1,468	$1,837	$98,752

(a)	Includes $11.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.

(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2012	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$17,539	$467	$3	$18,003
U.S. Government agencies	1,044	30	—	1,074
State and political subdivisions	6,039	112	29	6,122
Agency RMBS	33,355	846	8	34,193
Non-agency RMBS	1,491	55	87	1,459
Other RMBS	2,850	53	109	2,794
Commercial MBS	3,031	153	45	3,139
Asset-backed CLOs	1,285	7	10	1,282
Other asset-backed securities	2,123	11	3	2,131
Foreign covered bonds	3,596	122	—	3,718
Corporate bonds	1,525	63	3	1,585
Other debt securities	11,516	276	—	11,792	(a)
Equity securities	23	4	—	27
Money market funds	2,190	—	—	2,190
Non-agency RMBS (b)	2,520	594	4	3,110
Total securities available-for-sale	90,127	2,793	301	92,619
Held-to-maturity:
U.S. Treasury	1,011	59	—	1,070
State and political subdivisions	67	2	—	69
Agency RMBS	5,879	139	1	6,017
Non-agency RMBS	236	10	8	238
Other RMBS	983	36	52	967
Commercial MBS	26	—	1	25
Other securities	3	—	—	3
Total securities held-to-maturity	8,205	246	62	8,389
Total securities	$98,332	$3,039	$363	$101,008

(a)	Includes $9.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.

(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2011	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$16,814	$514	$2	$17,326
U.S. Government agencies	932	26	—	958
State and political subdivisions	2,724	62	47	2,739
Agency RMBS	26,232	575	11	26,796
Non-agency RMBS	1,828	12	334	1,506
Other RMBS	1,133	—	230	903
Commercial MBS	3,327	89	77	3,339
Asset-backed CLOs	1,480	1	37	1,444
Other asset-backed securities	527	8	3	532
Foreign covered bonds	2,410	18	3	2,425
Corporate bonds	1,696	47	5	1,738
Other debt securities	14,320	292	33	14,579	(a)
Equity securities	26	4	—	30
Money market funds	973	—	—	973
Non-agency RMBS (b)	3,002	269	92	3,179
Total securities available-for-sale	77,424	1,917	874	78,467
Held-to-maturity:
U.S. Treasury	813	53	—	866
State and political subdivisions	100	3	—	103
Agency RMBS	658	39	—	697
Non-agency RMBS	302	4	32	274
Other RMBS	1,617	47	93	1,571
Commercial MBS	28	—	2	26
Other securities	3	—	—	3
Total securities held-to-maturity	3,521	146	127	3,540
Total securities	$80,945	$2,063	$1,001	$82,007

(a)	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.

(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Net securities gains (losses)
(in millions)	2013	2012	2011
Realized gross gains	$186	$296	$183
Realized gross losses	(10)	(10)	(56)
Recognized gross impairments	(35)	(124)	(79)
Total net securities gains	$141	$162	$48

At Dec. 31, 2013, the book value and the fair value of UK sovereign debt of $4.5 billion and $4.6 billion respectively, exceeded 10% of BNY Mellon’s shareholders’ equity. In 2013, Agency RMBS securities with an amortized cost of $7.3 billion and fair value of $7.0 billion were transferred from available-for-sale securities to held-to-maturity securities. This action, in addition to realizing gains on the sales of securities, is expected to mute the impact to our accumulated other comprehensive income in the event of a rise in interest rates.
Temporarily impaired securities

At Dec. 31, 2013, substantially all of the unrealized losses on the investment securities portfolio were attributable to an increase in interest rates and credit spreads widening since purchase. We do not intend to sell these securities and it is not more likely than not that we will have to sell these securities.

The following tables show the aggregate related fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2013	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$7,719	$605	$—	$—	$7,719	$605
U.S. Government agencies	97	5	—	—	97	5
State and political subdivisions	2,374	55	222	37	2,596	92
Agency RMBS	12,011	226	83	324	12,094	550
Non-agency RMBS	102	7	592	43	694	50
Other RMBS	93	14	614	43	707	57
Commercial MBS	517	21	174	6	691	27
Agency commercial MBS	1,390	34	—	—	1,390	34
Other asset-backed securities	1,529	9	38	—	1,567	9
Corporate bonds	612	25	—	—	612	25
Other debt securities	2,976	18	—	—	2,976	18
Non-agency RMBS (a)	59	1	22	2	81	3
Total securities available-for-sale	$29,479	$1,020	$1,745	$455	$31,224	$1,475
Held-to-maturity:
U.S. Treasury	$2,278	$84	$—	$—	$2,278	$84
U.S. Government agencies	406	13	—	—	406	13
Agency RMBS	12,639	236	—	—	12,639	236
Non-agency RMBS	10	—	65	3	75	3
Other RMBS	—	—	261	20	261	20
Other securities	641	6	—	—	641	6
Total securities held-to-maturity	$15,974	$339	$326	$23	$16,300	$362
Total temporarily impaired securities	$45,453	$1,359	$2,071	$478	$47,524	$1,837

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Temporarily impaired securities at Dec. 31, 2012	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$956	$3	$—	$—	$956	$3
State and political subdivisions	1,139	7	173	22	1,312	29
Agency RMBS	1,336	8	96	—	1,432	8
Non-agency RMBS	154	18	689	69	843	87
Other RMBS	64	19	670	90	734	109
Commercial MBS	131	1	310	44	441	45
Asset-backed CLOs	314	1	321	9	635	10
Other asset-backed securities	779	2	7	1	786	3
Corporate bonds	178	3	—	—	178	3
Non-agency RMBS (a)	22	—	30	4	52	4
Total securities available-for-sale	$5,073	$62	$2,296	$239	$7,369	$301
Held-to-maturity:
Agency RMBS	$234	$1	$—	$—	$234	$1
Non-agency RMBS	38	—	104	8	142	8
Other RMBS	413	—	373	52	786	52
Commercial MBS	—	—	25	1	25	1
Total securities held-to-maturity	$685	$1	$502	$61	$1,187	$62
Total temporarily impaired securities	$5,758	$63	$2,798	$300	$8,556	$363

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio at Dec. 31, 2013.

Maturity distribution and yield on investment securities at Dec. 31, 2013	U.S. Treasury		U.S. Government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$365	0.62%	$288	1.46%	$504	1.04%	$4,194	1.07%	$—	—%	$5,351
Over 1 through 5 years	7,567	0.65	532	1.91	3,170	1.90	11,220	1.13	—	—	22,489
Over 5 through 10 years	1,303	2.86	128	1.63	2,668	3.38	2,417	2.60	—	—	6,516
Over 10 years	3,617	3.12	—	—	332	4.09	5	2.82	—	—	3,954
Mortgage-backed securities	—	—	—	—	—	—	—	—	35,589	2.50	35,589
Asset-backed securities	—	—	—	—	—	—	—	—	4,453	1.15	4,453
Equity securities (b)	—	—	—	—	—	—	—	—	957	—	957
Total	$12,852	1.57%	$948	1.74%	$6,674	2.54%	$17,836	1.32%	$40,999	2.30%	$79,309
Securities held-to-maturity:
One year or less	$—	—%	$—	—%	$—	—%	$3	0.11%	$—	—%	$3
Over 1 through 5 years	2,379	1.21	308	1.18	—	—	717	0.54	—	—	3,404
Over 5 through 10 years	945	2.22	111	1.61	20	6.79	—	—	—	—	1,076
Over 10 years	—	—	—	—	24	2.65	—	—	—	—	24
Mortgage-backed securities	—	—	—	—	—	—	—	—	15,236	2.68	15,236
Total	$3,324	1.49%	$419	1.29%	$44	4.53%	$720	0.54%	$15,236	2.68%	$19,743

(a)	Yields are based upon the amortized cost of securities.

(b)	Includes money market funds.

Other-than-temporary impairment

We routinely conduct periodic reviews of all securities using economic models to identify and evaluate each investment security to determine whether OTTI has occurred. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RMBS are:

•
Default rate - the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

•	Severity - the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. In determining estimated default rate and severity assumptions, we review the performance of the underlying securities, industry studies, market forecasts, as well as our view of the economic outlook affecting collateral. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS and the securities previously held in the Grantor Trust that we established in connection with the restructuring of our investment securities portfolio in 2009, at Dec. 31, 2013 and Dec. 31, 2012.

Projected weighted-average default rates and loss severities
	Dec. 31, 2013		Dec. 31, 2012
	Default rate	Severity	Default rate	Severity
Alt-A	40%	57%	43%	57%
Subprime	58%	71%	61%	72%
Prime	22%	42%	24%	43%

The following table provides net pre-tax securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2013	2012	2011
U.S. Treasury	$60	$83	$77
Commercial MBS	16	11	—
State and political subdivisions	13	—	(3)
European floating rate notes	8	(34)	(39)
Foreign covered bonds	8	7	—
Corporate bonds	4	29	—
Sovereign debt	2	96	36
Non-agency RMBS	(1)	(68)	(58)
Other	31	38	35
Total net securities gains	$141	$162	$48

The following table reflects investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold, or for which it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2013	2012
Beginning balance as of Jan. 1	$288	$253
Add: Initial OTTI credit losses	23	73
Subsequent OTTI credit losses	12	50
Less: Realized losses for securities sold	204	88
Ending balance as of Dec. 31	$119	$288
Pledged assets

At Dec. 31, 2013, assets amounting to $81 billion were pledged primarily for potential borrowing at the Federal Reserve Discount Window. The significant components of pledged assets were as follows: $70 billion of securities, $5 billion of loans, $5 billion of trading assets and $1 billion of interest-bearing deposits with banks. We obtain securities under resale, securities borrowed, derivative contracts and custody agreements on terms which permit us to repledge or resell the securities to others. As of Dec. 31, 2013, the market value of the securities received that can be sold or repledged was $31 billion. We routinely repledge or lend these securities to third parties. As of Dec. 31, 2013, the market value of collateral sold or repledged was $13 billion.